Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 20,550	$ 11,202
Short term deposits	42,334	10,004
Cash held with respect to CVR Agreement	113	113
Marketable securities		62,924
Restricted cash	286	321
Total financial assets	63,283	84,564
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	20,550	11,202
Short term deposits	42,334	10,004
Cash held with respect to CVR Agreement	113	113
Marketable securities		62,924
Restricted cash	286	321
Total financial assets	63,283	84,564
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Marketable securities
Restricted cash
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Marketable securities
Restricted cash
Total financial assets